CONSOLIDATED STATEMENTS OF OPERATIONS (10K) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
License fees	$ 58,959	$ 48,688
Royalty income	62,966	30,016
Product sales, net	741,932	291,864
Total Revenues	863,857	370,568
Costs and Expenses
Cost of goods sold	511,943	222,122
Research and development	770,542	788,242
Selling, general and administrative	1,773,540	1,288,050
Amortization of intangible assets	475,148	475,148
Depreciation	237,388	244,704
Total Costs and Expenses	3,768,561	3,018,266
Operating (Loss)	(2,904,704)	(2,647,698)
Other Income (Expense)
Interest and miscellaneous income	5,386	69,686
Interest (expense) income	(50,574)	(506,529)
Equity in earnings (loss) of unconsolidated subsidiary	0	0
Foreign currency transaction (loss)	(53,867)	0
Loss on early extinguishment of convertible note	(135,078)	0
Proceeds from litigation settlement	1,200,000	0
Gain on sale of equipment	0	3,627
(Loss) Before Income Taxes	(1,938,837)	(3,080,914)
Income taxes	0	0
Net (Loss)	(1,938,837)	(3,080,914)
Less preferred stock dividends	0	(30,236)
Net (Loss) Allocable to Common Stockholders	$ (1,938,837)	$ (3,111,150)
Basic and diluted net (loss) per common share (in dollars per share)	$ (0.08)	$ (0.21)
Weighted average number of common shares outstanding (in shares)	23,639,427	14,772,578